Long-Term Debt (Details) - Schedule of movement in long-term debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement in Long Term Debt [Abstract]
Beginning, Balance	$ 11,167	$ 17,345
Conversion of lease liabilities		3,904
Issuance of long-term debt	67,201	14,227
Payments	(38,532)	(22,382)
Interest on long-term debt	7,311	1,883
Conversion of long-term debt and loan modification		(5,000)
Derecognition of embedded derivative		1,190
Ending, Balance	$ 47,147	$ 11,167